PREFERRED STOCK (Details) - Cumulative Basis [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Preferred Class A [Member]
Preferred Stock [Line Items]
Preferred stock dividend rate	6.00%	6.00%
Dividend payable current	$ 3,707,559	$ 3,227,559
Preferred stock percentage of dividend in the event of liquidation in addition to the principal amount	6.00%
Preferred stock conversion price per share	$ 1	$ 1
Preferred stock liquidation preference value	$ 11,707,559
Class A One Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred stock dividend rate	6.00%	6.00%
Dividend payable current	$ 1,669,728	$ 1,429,728
Preferred stock percentage of dividend in the event of liquidation in addition to the principal amount	6.00%
Preferred stock conversion price per share	$ 1.15	$ 1.15
Preferred stock liquidation preference value	$ 5,669,728
Preferred Class B [Member]
Preferred Stock [Line Items]
Preferred stock dividend rate	6.00%	6.00%
Dividend payable current	$ 4,932,159	$ 3,995,233
Preferred stock percentage of dividend in the event of liquidation in addition to the principal amount	6.00%
Preferred stock conversion price per share	$ 5	$ 5
Preferred stock liquidation preference value	$ 20,547,599
Class B One Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred stock dividend rate	6.00%	6.00%
Dividend payable current	$ 2,813,127	$ 1,631,127
Preferred stock percentage of dividend in the event of liquidation in addition to the principal amount	6.00%
Preferred stock conversion price per share	$ 0.8	$ 0.8
Preferred stock liquidation preference value	$ 22,513,127
Series C Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred stock dividend rate	6.00%	6.00%
Dividend payable current	$ 366,641	$ 17,122
Preferred stock percentage of dividend in the event of liquidation in addition to the principal amount	6.00%
Preferred stock conversion price per share	$ 5	$ 5
Preferred stock liquidation preference value	$ 12,030,361